Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Grant 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of shares available for grant under the 2015 plan

Shares available for grant at January 1, 2023	5,812,991
Options granted	(731,544)
Options forfeited	15,000
Options exercised	—
Shares available for grant at December 31, 2023	5,096,447

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of activity under the 2005 plan and the 2015 plan

		Weighted
		Average
		Exercise
	Options	Price
Balance outstanding at December 31, 2021	140,996	$37.12
Granted	55,730	8.85
Forfeited	(3,908)	107.83
Cancelled	(545)	11.70
Exercised	—	—
Balance outstanding at December 31, 2022	192,273	$27.56
Granted	731,544	0.65
Forfeited	(16,925)	34.71
Cancelled	—	—
Exercised	—	—
Balance outstanding at December 31, 2023	906,892	$5.73

Schedule of weighted-average exercise price, by price range, for outstanding options to purchase common stock

	Weighted
	Average
	Remaining
	Contractual	Outstanding	Exercisable
Price Range	Life in Years	Options	Options
$0.59 - $40.05	9.31	899,794	299,490
$111.00- $328.50	1.52	7,098	7,098
Total	9.25	906,892	306,588

Share-based Payment Arrangement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share-based compensation expense

Share-based compensation	2023	2022
Research and development	$150,466	$142,879
General and administrative	219,716	190,510
Total	$370,182	$333,389

Warrants
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of warrant activity

		Weighted
		Average
		Exercise
	Warrants	Price
Balance at December 31, 2021	221,872	$33.79
Granted	—	—
Exercised	—	—
Expired	(221,205)	33.81
Balance at December 31, 2022	667	$29.25
Granted	10,775,073	0.91
Exercised	(4,237,000)	0.001
Expired	(667)	29.25
Balance at December 31, 2023	6,538,073	$1.50

Schedule of remaining life, by grant date, for outstanding warrants

		Remaining
	Exercise	Contractual	Outstanding	Exercisable
Grant Date	Price	Life in Years	Warrants	Warrants
May 09, 2023	$1.50	4.36	6,538,073	6,538,073